Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,567,000
Previously Paid Amount	0.00
Total Fee Amount	768.80
Total Offset Amount	0.00
Net Fee	768.80
Narrative - Max Aggregate Offering Price	$ 5,567,000
Final Prospectus	true